T. ROWE PRICE Total Equity Market Index Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 0.6%
AT&T  324,945 4,881
ATN International  7,701 243
GCI Liberty, Class A, EC (1)(2) 6,211 —
Globalstar (1)(3) 187,300 245
Iridium Communications  10,017 456
Liberty Global, Class A (1) 9,307 159
Liberty Global, Class C (1)(3) 6,207 115
Lumen Technologies (1)(3) 184,380 262
Verizon Communications  199,924 6,480
12,841
Entertainment 1.2%
Activision Blizzard  28,962 2,712
AMC Entertainment Holdings, Class A (1) 1,817 15
Electronic Arts  11,800 1,421
Liberty Media Corp-Liberty Formula One, Class A (1) 5,400 305
Liberty Media Corp-Liberty Formula One, Class C (1) 14,600 910
Liberty Media Corp-Liberty Live, Class A (1) 231 7
Liberty Media Corp-Liberty Live, Class C (1) 624 20
Live Nation Entertainment (1) 9,072 753
Madison Square Garden Sports  533 94
Netflix (1) 21,973 8,297
Playtika Holding (1) 34,200 329
ROBLOX, Class A (1) 20,768 601
Roku (1) 7,141 504
Sphere Entertainment (1) 6,533 243
Take-Two Interactive Software (1) 7,167 1,006
Walt Disney (1) 83,923 6,802
Warner Bros Discovery (1) 52,596 571
Warner Music Group, Class A  9,761 307
24,897
Interactive Media & Services 5.2%
Alphabet, Class A (1) 288,828 37,796
Alphabet, Class C (1) 245,367 32,352
IAC (1) 8,300 418
Match Group (1) 19,023 745
Meta Platforms, Class A (1) 108,267 32,503
Pinterest, Class A (1) 33,221 898
Snap, Class A (1) 44,822 399
Vimeo (1) 42,108 149
Ziff Davis (1) 2,400 153

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ZoomInfo Technologies (1) 12,000 197
105,610
Media 0.9%
AMC Networks, Class A (1) 22,825 269
Charter Communications, Class A (1) 4,006 1,762
Comcast, Class A  192,197 8,522
DISH Network, Class A (1)(3) 40,830 239
Entravision Communications, Class A  32,400 118
Fox, Class A  10,361 323
Gray Television  45,900 318
Interpublic Group  8,939 256
Liberty Broadband, Class C (1) 2,000 183
New York Times, Class A  7,800 321
News, Class A  32,096 644
News, Class B  23,655 494
Nexstar Media Group  913 131
Omnicom Group  6,900 514
Paramount Global, Class B  41,994 542
Scholastic  10,500 400
TEGNA  10,400 151
Trade Desk, Class A (1) 28,700 2,243
17,430
Wireless Telecommunication Services 0.2%
Telephone & Data Systems  21,900 401
T-Mobile U.S. (1) 28,669 4,015
United States Cellular (1) 7,513 323
4,739
Total Communication Services 165,517
CONSUMER DISCRETIONARY 10.7%
Automobile Components 0.2%
Aptiv (1) 9,400 927
Autoliv  9,000 868
BorgWarner  16,517 667
Fox Factory Holding (1) 1,500 149
Lear  1,400 188
Mobileye Global, Class A (1)(3) 2,060 85
Modine Manufacturing (1) 13,150 602
Phinia  3,303 88
QuantumScape (1)(3) 31,500 211
Standard Motor Products  1,600 54
Stoneridge (1) 6,900 138
Visteon (1) 3,600 497

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
XPEL (1) 3,100 239
4,713
Automobiles 1.9%
Ford Motor  157,752 1,959
General Motors  59,820 1,972
Rivian Automotive, Class A (1)(3) 35,463 861
Tesla (1) 132,996 33,278
Thor Industries  4,800 457
Winnebago Industries  4,499 268
38,795
Broadline Retail 2.8%
Amazon.com (1) 436,257 55,457
eBay  15,937 702
Etsy (1) 5,142 332
Kohl's  18,400 386
Ollie's Bargain Outlet Holdings (1) 4,699 363
57,240
Distributors 0.1%
Genuine Parts  4,800 693
LKQ  9,900 490
Pool  1,205 429
1,612
Diversified Consumer Services 0.1%
Adtalem Global Education (1) 8,500 364
Bright Horizons Family Solutions (1)(3) 9,096 741
Frontdoor (1) 8,450 258
H&R Block  11,652 502
Service Corp International  2,800 160
Strategic Education  6,453 486
2,511
Hotels, Restaurants & Leisure 2.2%
Airbnb, Class A (1) 20,002 2,744
Aramark  9,000 312
Booking Holdings (1) 1,955 6,029
Boyd Gaming  6,500 395
Caesars Entertainment (1) 5,784 268
Carnival (1) 36,330 498
Chipotle Mexican Grill (1) 1,470 2,693
Chuy's Holdings (1) 11,200 399
Cracker Barrel Old Country Store (3) 1,524 102
Darden Restaurants  3,800 544
Domino's Pizza  2,700 1,023
DoorDash, Class A (1) 13,800 1,097

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DraftKings, Class A (1) 37,700 1,110
Expedia Group (1) 5,790 597
Hilton Grand Vacations (1) 5,040 205
Hilton Worldwide Holdings  14,999 2,253
Jack in the Box  1,518 105
Las Vegas Sands  20,172 925
Light & Wonder (1) 2,700 193
Marriott International, Class A  10,456 2,055
Marriott Vacations Worldwide (3) 2,386 240
McDonald's  35,203 9,274
MGM Resorts International  23,055 848
Norwegian Cruise Line Holdings (1)(3) 19,254 317
Papa John's International (3) 1,800 123
Penn Entertainment (1) 9,484 218
Planet Fitness, Class A (1) 4,261 210
Royal Caribbean Cruises (1) 10,000 921
SeaWorld Entertainment (1) 6,300 291
Six Flags Entertainment (1) 6,826 160
Starbucks  55,538 5,069
Travel + Leisure  8,330 306
Vail Resorts  2,100 466
Wendy's  17,675 361
Wingstop  3,500 629
Wyndham Hotels & Resorts  5,130 357
Wynn Resorts  6,906 638
Yum! Brands  9,300 1,162
45,137
Household Durables 0.5%
DR Horton  15,100 1,623
Ethan Allen Interiors  11,113 332
Garmin  7,417 780
Helen of Troy (1) 1,800 210
Hovnanian Enterprises, Class A (1) 3,343 340
iRobot (1) 5,300 201
La-Z-Boy  9,300 287
Leggett & Platt  3,300 84
Lennar, Class A  11,393 1,279
MDC Holdings  10,345 427
Meritage Homes  5,082 622
Mohawk Industries (1) 2,113 181
Newell Brands  17,554 159
NVR (1) 210 1,252
PulteGroup  2,839 210
Taylor Morrison Home (1) 14,879 634
TopBuild (1) 2,237 563

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tri Pointe Homes (1) 20,885 571
Whirlpool  2,822 377
10,132
Leisure Products 0.1%
Brunswick  7,200 569
Hasbro  6,700 443
Mattel (1) 37,900 835
Peloton Interactive, Class A (1)(3) 43,881 222
Polaris  2,500 260
YETI Holdings (1)(3) 4,600 222
2,551
Specialty Retail 2.2%
Advance Auto Parts (3) 7,284 407
American Eagle Outfitters  8,947 149
AutoZone (1) 1,010 2,565
Bath & Body Works  18,200 615
Best Buy  10,000 695
Burlington Stores (1) 7,337 993
CarMax (1) 3,491 247
Carvana (1) 6,000 252
Dick's Sporting Goods  3,600 391
Five Below (1) 3,704 596
Floor & Decor Holdings, Class A (1)(3) 7,691 696
Foot Locker (3) 3,003 52
GameStop, Class A (1) 8,800 145
Group 1 Automotive  700 188
Home Depot  49,762 15,036
Lithia Motors  1,300 384
LL Flooring Holdings (1) 61,800 196
Lowe's  26,416 5,490
Murphy USA  941 321
O'Reilly Automotive (1) 3,582 3,255
PetMed Express  35,600 365
RH (1) 1,100 291
Ross Stores  21,900 2,474
Sleep Number (1) 3,650 90
TJX  60,490 5,376
Tractor Supply  3,500 711
Ulta Beauty (1) 2,645 1,056
Upbound Group  9,052 267
Valvoline  5,943 192
Victoria's Secret (1) 6,080 101
Wayfair, Class A (1)(3) 2,866 174

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams-Sonoma (3) 2,266 352
44,122
Textiles, Apparel & Luxury Goods 0.6%
Carter's (3) 3,300 228
Columbia Sportswear  3,600 267
Crocs (1) 4,500 397
Deckers Outdoor (1) 1,468 755
Lululemon Athletica (1) 4,618 1,781
Movado Group  6,600 180
NIKE, Class B  64,400 6,158
Ralph Lauren  4,600 534
Skechers USA, Class A (1) 7,579 371
Tapestry  15,446 444
Unifi (1) 21,432 152
VF  10,200 180
11,447
Total Consumer Discretionary 218,260
CONSUMER STAPLES 6.1%
Beverages 1.5%
Boston Beer, Class A (1) 700 273
Brown-Forman, Class B  5,900 340
Celsius Holdings (1) 1,467 252
Coca-Cola  196,266 10,987
Coca-Cola Consolidated  350 223
Constellation Brands, Class A  9,781 2,458
Keurig Dr Pepper  50,654 1,599
Molson Coors Beverage, Class B  4,202 267
Monster Beverage (1) 41,400 2,192
PepsiCo  67,394 11,419
30,010
Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings (1) 7,600 543
Casey's General Stores  1,386 376
Chefs' Warehouse (1) 7,700 163
Costco Wholesale  22,203 12,544
Dollar General  14,359 1,519
Dollar Tree (1) 13,293 1,415
Kroger  32,200 1,441
Performance Food Group (1) 8,746 515
Sysco  22,821 1,507
Target  22,500 2,488
United Natural Foods (1) 4,400 62
Walgreens Boots Alliance  21,374 475

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  69,347 11,091
34,139
Food Products 1.0%
Archer-Daniels-Midland  20,072 1,514
Bunge  3,671 397
Campbell Soup  5,580 229
Conagra Brands  40,325 1,106
Darling Ingredients (1) 16,200 846
Flowers Foods  26,899 597
Fresh Del Monte Produce  9,900 256
General Mills  32,788 2,098
Hershey  7,638 1,528
Hormel Foods  11,000 418
Ingredion  3,302 325
J M Smucker  1,716 211
John B. Sanfilippo & Son  3,400 336
Kellogg  8,607 512
Kraft Heinz  42,959 1,445
Lamb Weston Holdings  3,062 283
McCormick  10,556 799
Mondelez International, Class A  71,976 4,995
Post Holdings (1) 3,120 268
Simply Good Foods (1) 7,018 242
Tootsie Roll Industries  2,706 81
TreeHouse Foods (1) 3,428 149
Tyson Foods, Class A  21,676 1,094
19,729
Household Products 1.2%
Church & Dwight  8,195 751
Clorox  2,825 370
Colgate-Palmolive  39,896 2,837
Energizer Holdings  4,298 138
Kimberly-Clark  20,200 2,441
Procter & Gamble  116,864 17,046
Spectrum Brands Holdings  900 70
23,653
Personal Care Products 0.2%
BellRing Brands (1) 9,955 411
Edgewell Personal Care  4,448 164
elf Beauty (1) 2,629 289
Estee Lauder, Class A  11,016 1,592
Herbalife (1) 20,600 288
Kenvue  107,319 2,155
4,899

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco 0.5%
Altria Group  77,000 3,238
Philip Morris International  80,200 7,425
Vector Group  10,255 109
10,772
Total Consumer Staples 123,202
ENERGY 4.7%
Energy Equipment & Services 0.6%
Baker Hughes  49,118 1,735
ChampionX  6,600 235
Expro Group Holdings (1) 30,100 699
Halliburton  47,729 1,933
Helmerich & Payne  14,774 623
Noble  8,800 446
NOV  12,254 256
Oceaneering International (1) 16,453 423
Schlumberger  65,911 3,842
TechnipFMC  61,202 1,245
Tidewater (1) 9,269 659
Weatherford International (1) 2,500 226
12,322
Oil, Gas & Consumable Fuels 4.1%
APA  19,796 814
Callon Petroleum (1) 6,246 244
Cheniere Energy  11,400 1,892
Chesapeake Energy (3) 10,200 880
Chevron  81,450 13,734
Chord Energy  436 71
Civitas Resources (3) 5,422 438
CNX Resources (1) 19,300 436
ConocoPhillips  59,633 7,144
Coterra Energy  33,408 904
Devon Energy  34,863 1,663
Diamondback Energy  9,485 1,469
Dorian LPG  8,030 231
EOG Resources  29,481 3,737
EQT  15,300 621
Exxon Mobil  193,673 22,772
Hess  15,082 2,307
International Seaways  1,400 63
Kinder Morgan  92,377 1,532
Kosmos Energy (1) 51,000 417
Magnolia Oil & Gas, Class A  18,177 416
Marathon Oil  38,702 1,035

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marathon Petroleum  20,591 3,116
Murphy Oil  17,543 796
Occidental Petroleum  32,666 2,119
ONEOK  21,000 1,332
Ovintiv  3,131 149
Par Pacific Holdings (1) 13,687 492
PBF Energy, Class A  2,000 107
Peabody Energy  4,100 107
Phillips 66  19,174 2,304
Pioneer Natural Resources  10,300 2,364
Range Resources  19,946 646
SM Energy  10,852 430
Southwestern Energy (1) 77,181 498
Targa Resources  17,000 1,457
Texas Pacific Land  155 283
Valero Energy  17,735 2,513
Williams  62,085 2,092
World Kinect  14,500 325
83,950
Total Energy 96,272
FINANCIALS 13.1%
Banks 3.3%
1st Source  5,268 222
Ameris Bancorp  5,753 221
Bank of America  324,853 8,894
Bank of Hawaii (3) 6,200 308
Bank OZK  6,200 230
BankUnited  13,400 304
Berkshire Hills Bancorp  8,800 176
Cadence Bank  8,900 189
Capitol Federal Financial  20,700 99
Central Pacific Financial  17,900 299
Citigroup  95,526 3,929
Citizens Financial Group  23,200 622
Comerica  9,516 395
Cullen/Frost Bankers  4,200 383
Customers Bancorp (1) 5,400 186
CVB Financial  15,739 261
East West Bancorp  9,692 511
Fifth Third Bancorp  48,866 1,238
First BanCorp Puerto Rico  47,600 641
First Business Financial Services  10,000 300
First Citizens BancShares, Class A  519 716
First Financial Bancorp  13,370 262
First Merchants  8,330 232

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flushing Financial  9,350 123
Fulton Financial  19,774 239
Glacier Bancorp  2,900 83
Hancock Whitney  4,482 166
Home BancShares  16,400 343
Huntington Bancshares  113,909 1,185
JPMorgan Chase  138,840 20,135
KeyCorp  29,913 322
M&T Bank  6,135 776
National Bank Holdings, Class A  10,200 304
NBT Bancorp  9,400 298
New York Community Bancorp  26,787 304
Northfield Bancorp  20,200 191
Old National Bancorp  19,280 280
Pacific Premier Bancorp  15,200 331
Park National  3,215 304
Peoples Bancorp  6,097 155
Pinnacle Financial Partners  4,100 275
PNC Financial Services Group  20,449 2,510
Popular  11,796 743
Prosperity Bancshares  3,400 186
Regions Financial  49,756 856
Renasant  5,175 135
S&T Bancorp  12,700 344
Seacoast Banking  12,900 283
SouthState  4,788 322
Synovus Financial  5,828 162
Towne Bank  14,400 330
Truist Financial  50,658 1,449
U.S. Bancorp  72,779 2,406
UMB Financial  2,896 180
United Bankshares  7,400 204
Washington Federal  4,342 111
Webster Financial  14,495 584
Wells Fargo  193,660 7,913
WesBanco  8,200 200
Western Alliance Bancorp  13,947 641
WSFS Financial  4,200 153
Zions Bancorp  8,501 297
66,441
Capital Markets 2.8%
Affiliated Managers Group  3,000 391
Ameriprise Financial  4,300 1,418
Ares Management, Class A  10,203 1,050
Artisan Partners Asset Management, Class A  6,600 247

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon  36,160 1,542
BGC Group, Class A  81,696 431
BlackRock  6,513 4,211
Blackstone  30,468 3,264
Blue Owl Capital (3) 43,317 561
Cboe Global Markets  8,766 1,369
Charles Schwab  78,446 4,307
CME Group  15,311 3,066
Coinbase Global, Class A (1) 8,600 646
Donnelley Financial Solutions (1) 7,925 446
FactSet Research Systems  1,550 678
Franklin Resources  8,000 197
Goldman Sachs Group  14,533 4,702
Intercontinental Exchange  27,564 3,033
Invesco  30,900 449
Janus Henderson Group  9,941 257
Jefferies Financial Group  12,300 450
KKR  21,413 1,319
Lazard, Class A  10,067 312
LPL Financial Holdings  5,256 1,249
MarketAxess Holdings  2,500 534
Moody's  5,614 1,775
Morgan Stanley  66,867 5,461
Morningstar  3,202 750
MSCI  3,817 1,958
Nasdaq  15,000 729
Northern Trust  12,000 834
Open Lending (1) 20,600 151
Raymond James Financial  12,787 1,284
S&P Global  14,886 5,439
SEI Investments  4,700 283
State Street  19,854 1,329
Tradeweb Markets, Class A  10,857 871
Virtus Investment Partners  2,975 601
57,594
Consumer Finance 0.5%
Ally Financial  10,650 284
American Express  30,764 4,590
Bread Financial Holdings  4,204 144
Capital One Financial  18,555 1,801
Discover Financial Services  14,500 1,256
LendingClub (1) 13,800 84
Navient  15,900 274
OneMain Holdings  17,500 702
SLM  32,600 444

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SoFi Technologies (1)(3) 34,700 277
Synchrony Financial  27,785 849
10,705
Financial Services 4.2%
Affirm Holdings (1)(3) 12,500 266
Apollo Global Management  24,266 2,178
Berkshire Hathaway, Class B (1) 86,122 30,169
Block (1) 22,694 1,004
Equitable Holdings  26,203 744
Euronet Worldwide (1) 2,274 180
Fidelity National Information Services  34,091 1,884
Fiserv (1) 36,096 4,077
FleetCor Technologies (1) 6,100 1,558
Global Payments  18,439 2,128
Jack Henry & Associates  3,400 514
Mastercard, Class A  41,699 16,509
MGIC Investment  22,400 374
PayPal Holdings (1) 49,812 2,912
PennyMac Financial Services  2,895 193
Radian Group  11,700 294
Visa, Class A  80,355 18,482
Voya Financial  11,500 764
Western Union  10,592 140
WEX (1) 1,014 191
84,561
Insurance 2.2%
Aflac  20,000 1,535
Allstate  10,800 1,203
American Financial Group  5,750 642
American International Group  47,312 2,867
Aon, Class A  9,258 3,002
Arch Capital Group (1) 15,600 1,243
Arthur J Gallagher  8,500 1,937
Assurant  3,500 502
Axis Capital Holdings  9,100 513
Brown & Brown  2,266 158
BRP Group, Class A (1) 9,900 230
Chubb  22,033 4,587
Cincinnati Financial  6,869 703
CNA Financial  4,757 187
Erie Indemnity, Class A  2,000 588
Everest Group  2,200 818
Fidelity National Financial  16,896 698
First American Financial  8,285 468
Genworth Financial, Class A (1) 83,400 489

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Globe Life  3,522 383
Hanover Insurance Group  4,700 522
Hartford Financial Services Group  24,300 1,723
Kemper  5,500 231
Loews  9,500 601
Markel Group (1) 420 618
Marsh & McLennan  26,216 4,989
MBIA (1) 15,000 108
MetLife  38,874 2,446
Old Republic International  10,987 296
Principal Financial Group  11,100 800
Progressive  25,485 3,550
Prudential Financial  14,700 1,395
RenaissanceRe Holdings  3,592 711
Safety Insurance Group  4,900 334
Selective Insurance Group  3,487 360
Travelers  12,523 2,045
United Fire Group  15,300 302
Unum Group  8,964 441
W R Berkley  2,788 177
Willis Towers Watson  5,106 1,067
45,469
Mortgage Real Estate Investment Trusts 0.1%
AG Mortgage Investment Trust, REIT  34,500 191
AGNC Investment, REIT (3) 23,200 219
Annaly Capital Management, REIT  18,175 342
Ares Commercial Real Estate, REIT (3) 13,200 126
Chimera Investment, REIT (3) 45,500 248
Franklin BSP Realty Trust, REIT  18,840 249
Granite Point Mortgage Trust, REIT  25,800 126
New York Mortgage Trust, REIT  23,275 198
Redwood Trust, REIT (3) 25,700 183
Starwood Property Trust, REIT (3) 23,400 453
TPG RE Finance Trust, REIT (3) 28,900 195
Two Harbors Investment, REIT  16,575 219
2,749
Total Financials 267,519
HEALTH CARE 13.2%
Biotechnology 2.6%
AbbVie  86,987 12,966
ACADIA Pharmaceuticals (1) 26,956 562
Akero Therapeutics (1) 4,122 208
Alkermes (1) 16,100 451
Alnylam Pharmaceuticals (1) 6,950 1,231

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Amgen  24,987 6,715
Apellis Pharmaceuticals (1) 5,800 221
Aptevo Therapeutics (1) 46,200 15
Arcturus Therapeutics Holdings (1) 5,522 141
Avidity Biosciences (1) 33,908 216
Biogen (1) 5,815 1,495
BioMarin Pharmaceutical (1) 8,800 779
Blueprint Medicines (1) 9,700 487
BrainStorm Cell Therapeutics (1)(3) 41,700 8
Celldex Therapeutics (1) 8,000 220
Dynavax Technologies (1) 11,700 173
Exact Sciences (1) 10,700 730
Gilead Sciences  57,320 4,296
Horizon Therapeutics (1) 7,200 833
IGM Biosciences (1)(3) 22,900 191
Incyte (1) 4,600 266
Insmed (1) 32,980 833
Intellia Therapeutics (1) 8,800 278
Ionis Pharmaceuticals (1)(3) 20,894 948
Karuna Therapeutics (1) 1,600 271
Ligand Pharmaceuticals (1) 1,904 114
Madrigal Pharmaceuticals (1)(3) 1,500 219
Moderna (1) 14,982 1,547
Natera (1) 7,200 319
Neurocrine Biosciences (1) 8,600 967
Nurix Therapeutics (1) 22,500 177
Olema Pharmaceuticals (1) 23,500 290
Prothena (1) 5,946 287
RAPT Therapeutics (1) 10,700 178
Regeneron Pharmaceuticals (1) 5,787 4,762
Replimune Group (1) 14,100 241
Sangamo Therapeutics (1) 67,782 41
Sarepta Therapeutics (1) 5,432 658
Scholar Rock Holding (1)(3) 10,000 71
Seagen (1) 7,272 1,543
Stoke Therapeutics (1)(3) 14,400 57
Tenaya Therapeutics (1) 31,015 79
Ultragenyx Pharmaceutical (1) 9,700 346
United Therapeutics (1) 2,300 519
Vertex Pharmaceuticals (1) 13,638 4,742
Vir Biotechnology (1) 13,936 131
Xencor (1) 23,700 478
52,300
Health Care Equipment & Supplies 2.5%
Abbott Laboratories  78,749 7,627

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Align Technology (1) 2,153 657
Baxter International  34,244 1,292
Becton Dickinson & Company  15,502 4,008
Boston Scientific (1) 56,006 2,957
Cooper  2,200 700
DENTSPLY SIRONA  13,533 462
Dexcom (1) 21,881 2,041
Edwards Lifesciences (1) 25,220 1,747
Embecta  8,400 126
Envista Holdings (1) 9,300 259
GE HealthCare Technologies  19,830 1,349
Globus Medical, Class A (1) 7,291 362
Haemonetics (1) 4,888 438
Hologic (1) 14,544 1,009
ICU Medical (1) 2,000 238
IDEXX Laboratories (1) 2,900 1,268
Inari Medical (1)(3) 9,549 625
Inspire Medical Systems (1) 2,235 444
Insulet (1) 4,100 654
Intuitive Surgical (1) 19,100 5,583
iRhythm Technologies (1) 3,066 289
Lantheus Holdings (1) 5,170 359
Medtronic  66,651 5,223
Merit Medical Systems (1) 5,443 376
Nevro (1) 5,900 113
Novocure (1) 8,900 144
Omnicell (1) 3,200 144
Penumbra (1) 2,100 508
QuidelOrtho (1) 3,437 251
ResMed  8,200 1,213
Shockwave Medical (1) 2,204 439
STERIS  6,195 1,359
Stryker  17,954 4,906
Teleflex  4,000 786
Zimmer Biomet Holdings  11,920 1,338
51,294
Health Care Providers & Services 2.9%
Acadia Healthcare (1) 6,290 442
agilon health (1)(3) 23,423 416
Amedisys (1) 2,627 245
AMN Healthcare Services (1) 4,652 396
Brookdale Senior Living (1) 43,700 181
Cardinal Health  7,464 648
Cencora  6,964 1,253
Centene (1) 20,888 1,439

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cigna Group  15,338 4,388
CorVel (1) 1,750 344
CVS Health  55,883 3,902
DaVita (1) 3,598 340
Elevance Health  12,904 5,619
Encompass Health  3,592 241
Ensign Group  6,917 643
Guardant Health (1) 7,800 231
HCA Healthcare  8,092 1,991
Henry Schein (1) 7,100 527
Humana  6,969 3,391
Laboratory Corp. of America Holdings  2,195 441
McKesson  7,751 3,371
ModivCare (1) 9,400 296
Molina Healthcare (1) 3,694 1,211
OPKO Health (1)(3) 124,700 200
Option Care Health (1) 16,466 533
Pennant Group (1) 10,350 115
Psychemedics  2,375 9
Quest Diagnostics  4,500 548
Select Medical Holdings  23,430 592
Surgery Partners (1)(3) 12,333 361
Tenet Healthcare (1) 5,743 378
UnitedHealth Group  46,059 23,223
Universal Health Services, Class B  1,300 163
58,078
Health Care Technology 0.1%
Multiplan (1)(3) 114,100 192
NextGen Healthcare (1) 14,600 346
Phreesia (1) 9,200 172
Teladoc Health (1)(3) 5,848 109
Veeva Systems, Class A (1) 7,400 1,505
2,324
Life Sciences Tools & Services 1.5%
10X Genomics, Class A (1) 7,628 315
Adaptive Biotechnologies (1) 46,380 253
Agilent Technologies  17,987 2,011
Avantor (1) 28,382 598
Bio-Rad Laboratories, Class A (1) 700 251
Bio-Techne  7,600 517
Bruker  2,778 173
Charles River Laboratories International (1) 3,502 686
CryoPort (1) 13,700 188
Danaher  32,789 8,135
Fortrea Holdings (1) 5,395 154

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illumina (1) 7,400 1,016
IQVIA Holdings (1) 6,025 1,186
Maravai LifeSciences Holdings, Class A (1) 28,900 289
Mettler-Toledo International (1) 1,110 1,230
Omniab, Earn Out Shares $12.50 (1) 722 —
Omniab, Earn Out Shares $15.00 (1) 722 —
Repligen (1) 2,956 470
Revvity  3,635 403
Thermo Fisher Scientific  18,992 9,613
Waters (1) 1,284 352
West Pharmaceutical Services  4,400 1,651
29,491
Pharmaceuticals 3.6%
Amneal Pharmaceuticals (1) 46,400 196
Arvinas (1) 10,400 204
Axsome Therapeutics (1)(3) 3,700 259
Bristol-Myers Squibb  90,353 5,244
Cassava Sciences (1)(3) 5,900 98
Catalent (1) 15,713 715
Elanco Animal Health (1) 54,449 612
Eli Lilly  39,364 21,144
Intra-Cellular Therapies (1) 3,600 188
Jazz Pharmaceuticals (1) 2,804 363
Johnson & Johnson  111,819 17,416
Merck  120,043 12,358
Organon  19,423 337
Perrigo  7,998 256
Pfizer  258,702 8,581
Prestige Consumer Healthcare (1) 4,483 256
Royalty Pharma, Class A  4,419 120
Theravance Biopharma (1)(3) 16,371 141
Viatris  95,187 939
Zoetis  24,704 4,298
73,725
Total Health Care 267,212
INDUSTRIALS & BUSINESS SERVICES 9.9%
Aerospace & Defense 1.5%
Axon Enterprise (1) 3,600 716
Boeing (1) 27,200 5,214
BWX Technologies  5,038 378
General Dynamics  11,610 2,566
HEICO, Class A  3,909 505
Hexcel  7,400 482
Howmet Aerospace  24,600 1,138

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Ingalls Industries  2,000 409
L3Harris Technologies  11,601 2,020
Lockheed Martin  9,700 3,967
Northrop Grumman  7,095 3,123
RTX  65,599 4,721
Spirit AeroSystems Holdings, Class A (3) 24,352 393
Textron  18,700 1,461
TransDigm Group (1) 2,700 2,276
Triumph Group (1) 27,400 210
Virgin Galactic Holdings (1) 114,500 206
Woodward  2,800 348
30,133
Air Freight & Logistics 0.5%
CH Robinson Worldwide  7,047 607
Expeditors International of Washington  2,636 302
FedEx  12,475 3,305
GXO Logistics (1) 6,500 381
United Parcel Service, Class B  35,222 5,490
10,085
Building Products 0.7%
A.O. Smith  9,300 615
AAON  8,404 478
Allegion  6,066 632
Armstrong World Industries  3,647 263
AZZ  5,464 249
Builders FirstSource (1) 1,718 214
Carlisle  2,600 674
Carrier Global  43,239 2,387
Fortune Brands Innovations  7,600 472
Gibraltar Industries (1) 5,500 371
Johnson Controls International  26,442 1,407
Lennox International  1,854 694
Masco  16,900 903
Owens Corning  4,700 641
PGT Innovations (1) 17,007 472
Trane Technologies  12,900 2,618
Trex (1) 9,100 561
Zurn Elkay Water Solutions  15,500 434
14,085
Commercial Services & Supplies 0.6%
ACCO Brands  61,567 353
Aris Water Solution, Class A (3) 13,200 132
Brady, Class A  6,500 357
BrightView Holdings (1) 15,000 116

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cintas  2,957 1,422
Clean Harbors (1) 3,706 620
Copart (1) 43,216 1,862
CoreCivic (1) 28,898 325
Ennis  2,800 59
Enviri (1) 47,600 344
HNI  16,200 561
MillerKnoll  16,400 401
MSA Safety  1,400 221
Pitney Bowes (3) 59,800 181
Republic Services  9,797 1,396
Rollins  7,425 277
Steelcase, Class A  30,300 339
Stericycle (1) 9,411 421
Tetra Tech  825 125
UniFirst  1,400 228
VSE  2,500 126
Waste Management  14,560 2,220
12,086
Construction & Engineering 0.2%
Arcosa  5,500 396
Bowman Consulting Group (1) 5,200 146
Dycom Industries (1) 4,600 409
Fluor (1) 15,158 556
Granite Construction  12,950 492
MasTec (1) 7,350 529
Quanta Services  8,064 1,509
WillScot Mobile Mini Holdings (1) 17,968 747
4,784
Electrical Equipment 0.7%
AMETEK  14,037 2,074
Atkore (1) 3,329 497
Beam Global (1)(3) 19,600 145
Eaton  18,365 3,917
Emerson Electric  21,936 2,118
GrafTech International (3) 76,200 292
Hubbell  2,236 701
nVent Electric  11,046 585
Plug Power (1) 51,000 387
Regal Rexnord  4,755 679
Rockwell Automation  4,793 1,370
Sensata Technologies Holding  2,800 106
Shoals Technologies Group, Class A (1)(3) 22,734 415
Sunrun (1)(3) 17,966 226
Thermon Group Holdings (1) 10,400 286

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vicor (1) 2,700 159
13,957
Ground Transportation 1.1%
Avis Budget Group (1) 979 176
CSX  117,900 3,625
JB Hunt Transport Services  6,186 1,166
Landstar System  1,977 350
Lyft, Class A (1) 20,642 218
Norfolk Southern  12,570 2,475
Old Dominion Freight Line  4,750 1,943
Saia (1) 2,551 1,017
Uber Technologies (1) 103,780 4,773
Union Pacific  30,197 6,149
Universal Logistics Holdings  2,100 53
Werner Enterprises  4,275 167
22,112
Industrial Conglomerates 0.9%
3M  26,200 2,453
General Electric  57,554 6,363
Honeywell International  31,976 5,907
Roper Technologies  5,800 2,809
17,532
Machinery 2.0%
AGCO  5,100 603
Alamo Group  2,700 467
Caterpillar  24,052 6,566
Chart Industries (1)(3) 2,400 406
Cummins  8,500 1,942
Deere  11,947 4,509
Dover  5,000 698
EnPro Industries  2,768 335
Esab  4,003 281
ESCO Technologies  3,357 351
Flowserve  9,400 374
Fortive  20,450 1,517
Graco  6,061 442
Helios Technologies  3,200 177
IDEX  5,627 1,170
Illinois Tool Works  11,860 2,731
Ingersoll Rand  23,959 1,527
ITT  5,400 529
John Bean Technologies  5,509 579
Lincoln Electric Holdings  3,300 600
Middleby (1) 3,312 424

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mueller Water Products, Class A  27,004 342
Nordson  2,800 625
Otis Worldwide  22,411 1,800
PACCAR  29,007 2,466
Parker-Hannifin  7,213 2,810
RBC Bearings (1) 2,600 609
Snap-on  2,600 663
Stanley Black & Decker  13,009 1,087
Terex  6,100 351
Timken  5,100 375
Toro  6,284 522
Watts Water Technologies, Class A  3,200 553
Westinghouse Air Brake Technologies  8,088 859
Xylem  7,400 674
39,964
Marine Transportation 0.0%
Matson  4,400 390
Pangaea Logistics Solutions  10,100 60
450
Passenger Airlines 0.2%
Alaska Air Group (1) 7,700 286
Allegiant Travel  4,700 361
American Airlines Group (1) 17,046 218
Delta Air Lines  21,500 795
JetBlue Airways (1) 42,800 197
Southwest Airlines  41,846 1,133
United Airlines Holdings (1) 9,315 394
3,384
Professional Services 1.0%
Automatic Data Processing  18,000 4,330
Barrett Business Services  2,600 235
Booz Allen Hamilton Holding  11,566 1,264
Broadridge Financial Solutions  8,525 1,526
CACI International, Class A (1) 1,800 565
Ceridian HCM Holding (1) 12,591 854
Clarivate (1)(3) 19,900 134
Equifax  6,300 1,154
Forrester Research (1) 4,081 118
Franklin Covey (1) 3,600 154
FTI Consulting (1) 2,523 450
Genpact  7,500 271
Huron Consulting Group (1) 6,221 648
Insperity  4,400 429
Jacobs Solutions  3,700 505

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Korn Ferry  7,000 332
Leidos Holdings  8,599 792
ManpowerGroup  2,900 213
Mastech Digital (1) 18,002 162
Maximus  3,800 284
Parsons (1) 4,800 261
Paychex  11,823 1,364
Paycom Software  897 233
Paylocity Holding (1) 2,700 491
Science Applications International  2,300 243
SS&C Technologies Holdings  7,370 387
TransUnion  14,500 1,041
TrueBlue (1) 5,400 79
Upwork (1) 18,800 214
Verisk Analytics  7,427 1,755
20,488
Trading Companies & Distributors 0.5%
Air Lease  10,687 421
Beacon Roofing Supply (1) 6,100 471
Fastenal  17,900 978
Ferguson  8,732 1,436
GATX  2,700 294
GMS (1) 7,143 457
McGrath RentCorp  3,600 361
MSC Industrial Direct, Class A  5,100 501
NOW (1) 22,030 261
SiteOne Landscape Supply (1) 3,300 539
United Rentals  3,800 1,689
Veritiv  3,000 507
Watsco (3) 2,000 755
WW Grainger  2,000 1,384
Xometry, Class A (1)(3) 9,000 153
10,207
Total Industrials & Business Services 199,267
INFORMATION TECHNOLOGY 25.9%
Communications Equipment 0.9%
ADTRAN Holdings  26,400 217
Arista Networks (1) 12,900 2,373
Ciena (1) 9,699 458
Cisco Systems  189,612 10,194
Extreme Networks (1) 15,033 364
F5 (1) 900 145
Juniper Networks  22,280 619
Lumentum Holdings (1) 5,248 237

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Motorola Solutions  8,414 2,291
Ubiquiti (3) 600 87
Viasat (1)(3) 8,500 157
17,142
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  31,600 2,654
Arrow Electronics (1) 2,700 338
Belden  4,100 396
CDW  5,100 1,029
Cognex  8,700 369
Coherent (1) 8,004 261
Corning  49,943 1,522
FARO Technologies (1) 9,800 149
Insight Enterprises (1) 3,650 531
IPG Photonics (1) 2,600 264
Keysight Technologies (1) 5,532 732
Knowles (1) 19,600 290
Littelfuse  1,900 470
MicroVision (1)(3) 84,500 185
Napco Security Technologies  12,214 272
Novanta (1) 2,964 425
Plexus (1) 4,700 437
Sanmina (1) 3,602 196
TE Connectivity  15,838 1,956
Teledyne Technologies (1) 3,679 1,503
Trimble (1) 12,900 695
TTM Technologies (1) 9,200 119
Vishay Intertechnology  13,620 337
Vontier  8,300 257
Zebra Technologies, Class A (1) 3,695 874
16,261
IT Services 1.4%
Accenture, Class A  32,593 10,010
Akamai Technologies (1) 5,400 575
Cloudflare, Class A (1) 15,100 952
Cognizant Technology Solutions, Class A  26,300 1,782
DXC Technology (1) 13,700 285
EPAM Systems (1) 3,300 844
Fastly, Class A (1) 12,076 231
Gartner (1) 2,256 775
GoDaddy, Class A (1) 7,086 528
International Business Machines  39,632 5,560
Kratos Defense & Security Solutions (1) 18,817 283
Kyndryl Holdings (1) 10,005 151
MongoDB (1) 3,793 1,312

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Okta (1) 7,552 616
Perficient (1) 4,460 258
Snowflake, Class A (1) 13,400 2,047
Twilio, Class A (1)(3) 8,386 491
VeriSign (1) 5,236 1,060
27,760
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices (1) 80,198 8,246
Analog Devices  26,534 4,646
Applied Materials  41,264 5,713
Broadcom  19,958 16,577
Cirrus Logic (1) 4,187 310
Diodes (1) 4,440 350
Enphase Energy (1) 7,143 858
Entegris  11,554 1,085
First Solar (1) 4,900 792
Intel  186,126 6,617
KLA  7,340 3,367
Lam Research  6,966 4,366
Lattice Semiconductor (1) 7,100 610
Marvell Technology  45,204 2,447
Microchip Technology  25,888 2,020
Micron Technology  59,980 4,080
MKS Instruments  7,158 619
Monolithic Power Systems  2,751 1,271
NVIDIA  120,567 52,445
NXP Semiconductors  9,387 1,877
ON Semiconductor (1) 23,430 2,178
Onto Innovation (1) 2,100 268
Power Integrations  3,800 290
Qorvo (1) 1,652 158
QUALCOMM  55,900 6,208
Semtech (1) 8,300 214
SiTime (1) 1,800 206
Skyworks Solutions  6,779 668
SolarEdge Technologies (1) 2,600 337
Teradyne  7,973 801
Texas Instruments  42,616 6,776
Wolfspeed (1)(3) 6,313 240
136,640
Software 9.8%
Adobe (1) 22,338 11,390
ANSYS (1) 3,341 994
Appian, Class A (1)(3) 3,772 172
AppLovin, Class A (1) 13,400 536

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Asana, Class A (1)(3) 7,900 145
Aspen Technology (1) 2,296 469
Atlassian, Class A (1) 8,692 1,752
Autodesk (1) 10,421 2,156
BILL Holdings (1) 5,700 619
Cadence Design Systems (1) 16,549 3,878
Cerence (1) 6,437 131
CommVault Systems (1) 3,700 250
Confluent, Class A (1) 15,208 450
Consensus Cloud Solutions (1) 3,100 78
Crowdstrike Holdings, Class A (1) 9,430 1,578
Datadog, Class A (1) 18,762 1,709
Digital Turbine (1) 21,500 130
DocuSign (1) 14,149 594
Dolby Laboratories, Class A  5,000 396
Dynatrace (1) 16,388 766
Fair Isaac (1) 1,462 1,270
Five9 (1) 4,800 309
Fortinet (1) 27,282 1,601
Gen Digital  33,164 586
Guidewire Software (1) 3,100 279
HubSpot (1) 2,817 1,387
InterDigital  3,600 289
Intuit  14,605 7,462
Manhattan Associates (1) 3,593 710
Microsoft  358,465 113,185
MicroStrategy, Class A (1) 800 263
New Relic (1) 4,800 411
Nutanix, Class A (1) 3,700 129
Oracle  68,935 7,302
PagerDuty (1) 10,400 234
Palantir Technologies, Class A (1) 51,417 823
Palo Alto Networks (1) 14,500 3,399
Pegasystems  11,438 497
Procore Technologies (1) 10,710 700
PTC (1) 8,782 1,244
RingCentral, Class A (1) 5,108 151
Salesforce (1) 50,445 10,229
Samsara, Class A (1) 24,000 605
ServiceNow (1) 9,334 5,217
Smartsheet, Class A (1) 13,200 534
Splunk (1) 4,925 720
Sprout Social, Class A (1)(3) 4,100 205
Synopsys (1) 9,035 4,147
Tyler Technologies (1) 2,578 996
UiPath, Class A (1)(3) 23,075 395

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unity Software (1) 4,000 126
Upland Software (1) 23,900 110
VMware, Class A (1) 7,495 1,248
Workday, Class A (1) 11,400 2,449
Workiva (1) 4,500 456
Zoom Video Communications, Class A (1) 12,256 857
Zscaler (1) 7,079 1,101
199,819
Technology Hardware, Storage & Peripherals 6.3%
Apple  709,022 121,392
Dell Technologies, Class C  7,073 487
Hewlett Packard Enterprise  39,581 688
HP  46,318 1,190
NetApp  6,942 527
Pure Storage, Class A (1) 21,600 769
Seagate Technology Holdings  1,659 109
Super Micro Computer (1) 2,500 686
Turtle Beach (1) 24,700 224
Western Digital (1) 26,603 1,214
127,286
Total Information Technology 524,908
MATERIALS 2.5%
Chemicals 1.6%
Air Products & Chemicals  12,200 3,457
Albemarle  3,800 646
Axalta Coating Systems (1) 11,200 301
Cabot  5,120 355
Celanese  1,141 143
CF Industries Holdings  13,240 1,135
Chemours  11,980 336
Corteva  34,645 1,772
Dow  29,867 1,540
DuPont de Nemours  16,861 1,258
Eastman Chemical  3,840 295
Ecolab  9,311 1,577
FMC  10,775 722
HB Fuller  4,200 288
Huntsman  20,279 495
Ingevity (1) 1,912 91
International Flavors & Fragrances  11,175 762
Kronos Worldwide (3) 12,600 98
Linde  25,204 9,385
LyondellBasell Industries, Class A  8,582 813
Minerals Technologies  8,400 460

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mosaic  16,582 590
PPG Industries  14,467 1,878
Quaker Chemical  1,100 176
RPM International  10,900 1,033
Scotts Miracle-Gro (3) 3,636 188
Sherwin-Williams  11,220 2,862
Westlake  1,701 212
32,868
Construction Materials 0.1%
Eagle Materials  1,240 207
Martin Marietta Materials  2,500 1,026
Summit Materials, Class A (1) 11,500 358
Vulcan Materials  5,766 1,165
2,756
Containers & Packaging 0.3%
Amcor  79,300 726
AptarGroup  1,790 224
Avery Dennison  4,800 877
Ball  18,000 896
Berry Global Group  6,200 384
Crown Holdings  2,596 230
International Paper  21,444 761
Myers Industries  17,660 317
O-I Glass (1) 5,487 92
Packaging Corp. of America  7,400 1,136
Sealed Air  10,577 347
Westrock  25,712 920
6,910
Metals & Mining 0.5%
Carpenter Technology  3,459 232
Cleveland-Cliffs (1) 38,200 597
Coeur Mining (1) 80,190 178
Commercial Metals  10,600 524
Compass Minerals International  7,000 196
Freeport-McMoRan  70,278 2,621
Hecla Mining  87,800 343
McEwen Mining (1)(3) 27,000 175
Newmont  28,409 1,050
Nucor  10,544 1,649
Reliance Steel & Aluminum  4,331 1,136
Royal Gold  4,100 436
Steel Dynamics  10,600 1,136
TimkenSteel (1) 21,900 476
10,749

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.0%
Clearwater Paper (1) 3,264 118
Louisiana-Pacific  10,400 575
693
Total Materials 53,976
REAL ESTATE 2.9%
Diversified Real Estate Investment Trusts 0.0%
One Liberty Properties, REIT  6,399 121
WP Carey, REIT  4,802 259
380
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  18,100 332
Universal Health Realty Income Trust, REIT  1,200 49
Ventas, REIT  26,421 1,113
Welltower, REIT  26,190 2,145
3,639
Hotel & Resort Real Estate Investment Trusts 0.1%
Apple Hospitality REIT, REIT  14,800 227
Chatham Lodging Trust, REIT  24,900 238
Hersha Hospitality Trust, Class A, REIT  27,600 272
Host Hotels & Resorts, REIT  40,419 650
Ryman Hospitality Properties, REIT  4,368 364
1,751
Industrial Real Estate Investment Trusts 0.4%
EastGroup Properties, REIT  2,600 433
First Industrial Realty Trust, REIT  11,000 524
Innovative Industrial Properties, REIT (3) 2,700 204
Prologis, REIT  43,850 4,920
Rexford Industrial Realty, REIT  15,177 749
STAG Industrial, REIT  16,900 583
Terreno Realty, REIT  9,500 540
7,953
Office Real Estate Investment Trusts 0.2%
Alexandria Real Estate Equities, REIT  7,800 781
Boston Properties, REIT  4,900 292
City Office REIT, REIT  53,700 228
Cousins Properties, REIT  5,931 121
Douglas Emmett, REIT (3) 12,900 165
Highwoods Properties, REIT  8,900 183
JBG SMITH Properties, REIT  13,782 199
Kilroy Realty, REIT  11,938 377
SL Green Realty, REIT (3) 8,644 322

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vornado Realty Trust, REIT (3) 21,456 487
3,155
Real Estate Management & Development 0.2%
CBRE Group, Class A (1) 7,679 567
CoStar Group (1) 19,990 1,537
Douglas Elliman  43,708 99
eXp World Holdings (3) 13,900 226
Jones Lang LaSalle (1) 1,300 183
Newmark Group, Class A  19,318 124
Opendoor Technologies (1) 86,500 228
Redfin (1)(3) 21,700 153
RMR Group, Class A  3,631 89
Seritage Growth Properties, Class A, REIT (1) 15,650 121
St. Joe  8,500 462
Zillow Group, Class A (1) 6,600 296
Zillow Group, Class C (1) 7,500 346
4,431
Residential Real Estate Investment Trusts 0.4%
American Homes 4 Rent, Class A, REIT  16,408 553
Apartment Income REIT, REIT  13,462 413
AvalonBay Communities, REIT  8,386 1,440
Camden Property Trust, REIT  2,738 259
Elme Communities, REIT  9,602 131
Equity LifeStyle Properties, REIT  13,200 841
Equity Residential, REIT  20,000 1,174
Essex Property Trust, REIT  4,594 975
Invitation Homes, REIT  21,183 671
Mid-America Apartment Communities, REIT  3,288 423
Sun Communities, REIT  7,586 898
UDR, REIT  5,979 213
7,991
Retail Real Estate Investment Trusts 0.4%
Acadia Realty Trust, REIT  27,391 393
Agree Realty, REIT  6,060 335
Federal Realty Investment Trust, REIT  2,900 263
Getty Realty, REIT  7,958 221
Kimco Realty, REIT  39,909 702
Kite Realty Group Trust, REIT  15,600 334
Macerich, REIT  23,200 253
NNN REIT, REIT  5,100 180
Realty Income, REIT  26,253 1,311
Regency Centers, REIT  5,100 303
Retail Opportunity Investments, REIT  26,500 328
Simon Property Group, REIT  14,838 1,603

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SITE Centers, REIT  13,809 170
Urban Edge Properties, REIT  17,417 266
Whitestone REIT, REIT  28,900 278
6,940
Specialized Real Estate Investment Trusts 1.0%
American Tower, REIT  21,045 3,461
Crown Castle, REIT  19,237 1,771
CubeSmart, REIT  21,218 809
Digital Realty Trust, REIT  15,493 1,875
EPR Properties, REIT  7,971 331
Equinix, REIT  4,256 3,091
Extra Space Storage, REIT  8,600 1,046
Four Corners Property Trust, REIT  11,452 254
Gaming & Leisure Properties, REIT  8,060 367
Iron Mountain, REIT  14,891 885
Lamar Advertising, Class A, REIT  5,000 417
National Storage Affiliates Trust, REIT  9,800 311
Public Storage, REIT  8,352 2,201
Rayonier, REIT  9,440 269
Safehold, REIT (3) 10,000 178
SBA Communications, REIT  7,000 1,401
VICI Properties, REIT  29,915 871
Weyerhaeuser, REIT  38,825 1,190
20,728
Total Real Estate 56,968
UTILITIES 2.4%
Electric Utilities 1.5%
Alliant Energy  12,300 596
American Electric Power  21,350 1,606
Constellation Energy  18,004 1,964
Duke Energy  32,606 2,878
Edison International  19,000 1,202
Entergy  8,500 786
Evergy  10,665 541
Eversource Energy  19,224 1,118
Exelon  49,804 1,882
FirstEnergy  37,941 1,297
Hawaiian Electric Industries  11,358 140
IDACORP  4,685 439
MGE Energy  4,929 338
NextEra Energy  99,672 5,710
OGE Energy  13,600 453
Otter Tail (3) 3,399 258
PG&E (1) 92,200 1,487

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pinnacle West Capital  6,200 457
PPL  31,700 747
Southern  61,000 3,948
Xcel Energy  25,730 1,472
29,319
Gas Utilities 0.1%
Atmos Energy  5,305 562
National Fuel Gas  10,300 535
ONE Gas  6,700 457
Spire  4,113 233
UGI  5,100 117
1,904
Independent Power & Renewable Electricity Producers 0.1%
AES  31,155 474
Vistra  13,184 437
911
Multi-Utilities 0.6%
Ameren  15,000 1,123
Avista  7,210 233
Black Hills  6,400 324
CenterPoint Energy  24,400 655
CMS Energy  22,600 1,200
Consolidated Edison  11,576 990
Dominion Energy  48,827 2,181
DTE Energy  10,352 1,028
NiSource  25,408 627
Public Service Enterprise Group  22,200 1,263
Sempra  32,024 2,179
WEC Energy Group  15,185 1,223
13,026
Water Utilities 0.1%
American States Water  6,400 504
American Water Works  6,700 830
Cadiz (1)(3) 42,400 140
California Water Service Group  8,125 384
Essential Utilities  5,446 187
2,045
Total Utilities 47,205
Total Common Stocks (Cost $857,522) 2,020,306

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 9,054,122 9,054
9,054
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.248%, 12/14/23 (6) 680,000 673
673
Total Short-Term Investments (Cost $9,727) 9,727
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 18,395,827 18,396
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 18,396
Total Securities Lending Collateral (Cost $18,396) 18,396
Total Investments in Securities 100.8%
(Cost $885,645) $ 2,048,429
Other Assets Less Liabilities (0.8)% (17,130)
Net Assets 100.0% $ 2,031,299
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2023.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-Mini Index contracts 12/23 1,619 $ (69)
Long, 47 S&P 500 E-Mini Index contracts 12/23 10,165 (450)
Net payments (receipts) of variation margin to date 481
Variation margin receivable (payable) on open futures contracts $ (38)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 323++
Totals $ —# $ — $ 323+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 17,846  ¤  ¤ $ 27,450
Total $ 27,450^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $323 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,450.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Total Equity Market Index Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,020,306 $ — $ — $ 2,020,306
Short-Term Investments 9,054 673 — 9,727
Securities Lending Collateral 18,396 — — 18,396
Total $ 2,047,756 $ 673 $ — $ 2,048,429
Liabilities
Futures Contracts* $ 519 $ — $ — $ 519
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F123-054Q3 09/23